Annual Total Returns - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - Fidelity Risk Parity Fund - Fidelity Risk Parity Fund	Apr. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Sep. 01, 2022
Annual Return 2023	8.44%
Annual Return 2024	6.87%